Income Tax (Details Narrative) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019
Other [member]
Statement [Line Items]
Tax loss carryforwards	$ 400,570	$ 0
USA [member]
Statement [Line Items]
Tax loss carryforwards	10,303,206	1,884,739
CDA [member]
Statement [Line Items]
Tax loss carryforwards	$ 24,293,651	$ 14,909,045